Income Taxes - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Expected statutory income tax benefit			$ (9,381)				$ (51,011)	$ (20,403)	$ (19,949)
Amounts attributable to non-taxable flow-through entities			5,279				41,240	19,413	19,030
Amounts not deductible for income tax			11				505	(776)	1,368
Change in valuation allowance			5,163				8,194	1,766	3,010
Income tax expense (benefit)	$ 0	$ 887	$ 1,072	$ (273)	$ 0	$ 1,284	$ (1,072)	$ 0	$ 3,459